Commitments and Contingencies - RasGas II Leases (Detail) $ in Millions	6 Months Ended
Jun. 30, 2016 USD ($) Agreement Vessel
RasGas II LNG Carriers [Member]
Long-term Purchase Commitment [Line Items]
Percentage of ownership interest	70.00%
HMRC [Member] | RasGas II LNG Carriers [Member]
Long-term Purchase Commitment [Line Items]
Present value of the lease rental increase claim	$ 60.0
Teekay Nakilat Corporation [Member]
Long-term Purchase Commitment [Line Items]
Number of lease agreements | Agreement	3
Capital lease arrangement period, lessor	30 years
Number of vessels leased | Vessel	3
Security deposit against future claims	$ 6.8